Income taxes - Recognized deferred tax assets and liabilities (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Deferred tax assets netting	₽ (25,627)	₽ (19,172)
Total deferred tax assets	176,328	149,835
Deferred tax liabilities:
Deferred tax liabilities netting	25,627	19,172
Total deferred tax liabilities	(658,970)	(512,804)
Net deferred tax liability	(482,642)	(362,969)	₽ (978,146)
Additional disclosures
Unrecognized deferred tax assets	567,835	433,340
Unused vacation accruals
Deferred tax assets:
Deferred tax assets	11,567	8,614
Deferred tax liabilities:
Net deferred tax liability	11,567	8,614	7,297
Employee benefits
Deferred tax assets:
Deferred tax assets	30,502	13,323
Deferred tax liabilities:
Net deferred tax liability	30,502	13,323	9,926
Contract liabilities
Deferred tax assets:
Deferred tax assets	140,143	135,203
Deferred tax liabilities:
Net deferred tax liability	140,143	135,203	90,159
Trade and other payables
Deferred tax assets:
Deferred tax assets	6,408	7,728
Deferred tax liabilities:
Net deferred tax liability	6,408	7,728	4,066
Right-of-use assets and lease liabilities
Deferred tax assets:
Deferred tax assets	5,452	4,139
Deferred tax liabilities:
Net deferred tax liability	5,452	4,139
Intangible assets
Deferred tax assets:
Deferred tax assets	7,883
Deferred tax liabilities:
Net deferred tax liability	(655,289)	(522,280)	(610,144)
Property and equipment
Deferred tax liabilities:
Deferred tax liabilities	(4,478)	(9,696)
Net deferred tax liability	(4,478)	(9,696)	₽ (6,895)
Intangible assets, excluding assets identified on acquisition
Deferred tax liabilities:
Deferred tax liabilities	(4,918)	(9,476)
Intangible asset identified on acquisitions
Deferred tax liabilities:
Deferred tax liabilities	(658,254)	₽ (512,804)
Loans and borrowings
Deferred tax liabilities:
Deferred tax liabilities	(16,947)
Net deferred tax liability	₽ (16,947)